Information on Subsidiaries (List of Directly or Indirectly Held Significant Subsidiaries) (Details) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
North America [Member] | Meloche Monnex Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Meloche Monnex Inc.
Head or principal office	Montreal, Québec
Carrying value of shares owned by the Bank	$ 2,753
North America [Member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Security National Insurance Company
Head or principal office	Montreal, Québec
North America [Member] | Primmum Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Primmum Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Direct Insurance Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Direct Insurance Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD General Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD General Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Home And Auto Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Home and Auto Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Wealth Holdings Canada Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Holdings Canada Limited
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 10,367
North America [Member] | TD Asset Management Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Asset Management Inc.
Head or principal office	Toronto, Ontario
North America [Member] | GMI Servicing Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	GMI Servicing Inc.
Head or principal office	Winnipeg, Manitoba
North America [Member] | TD Waterhouse Private Investment Counsel Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Private Investment Counsel Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Waterhouse Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Canada Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Auto Finance (Canada) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance (Canada) Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 4,287
North America [Member] | TD Group US Holdings LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Group US Holdings LLC
Head or principal office	Wilmington, Delaware
Carrying value of shares owned by the Bank	$ 81,374
North America [Member] | Toronto Dominion Holdings USA Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Holdings (U.S.A.), Inc.
Head or principal office	New York, New York
North America [Member] | Cowen Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Inc.
Head or principal office	New York, New York
North America [Member] | Cowen Structured Holdings LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Structured Holdings LLC
Head or principal office	New York, New York
North America [Member] | Cowen Structured Holdings Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Structured Holdings Inc.
Head or principal office	New York, New York
North America [Member] | ATM Execution LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	ATM Execution LLC
Head or principal office	New York, New York
North America [Member] | RCG LV Pearl LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	RCG LV Pearl, LLC
Head or principal office	New York, New York
North America [Member] | Cowen Financial Products LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Financial Products LLC
Head or principal office	New York, New York
North America [Member] | Cowen Holdings Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Holdings, Inc.
Head or principal office	New York, New York
North America [Member] | Cowen And Company LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen and Company, LLC
Head or principal office	New York, New York
North America [Member] | Cowen CV Acquisition LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen CV Acquisition LLC
Head or principal office	New York, New York
North America [Member] | Cowen Execution Holdco LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Execution Holdco LLC
Head or principal office	New York, New York
North America [Member] | Westminster Research Associates LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Westminster Research Associates LLC
Head or principal office	New York, New York
North America [Member] | RCG Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	RCG Insurance Company
Head or principal office	New York, New York
North America [Member] | TD Prime Services LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Prime Services LLC
Head or principal office	New York, New York
North America [Member] | TD Securities Automated Trading LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Automated Trading LLC
Head or principal office	Chicago, Illinois
North America [Member] | TD Securities (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (USA) LLC
Head or principal office	New York, New York
North America [Member] | Toronto Dominion (Texas) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (Texas) LLC
Head or principal office	New York, New York
North America [Member] | Toronto Dominion (New York) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (New York) LLC
Head or principal office	New York, New York
North America [Member] | Toronto Dominion Investments Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Investments, Inc.
Head or principal office	New York, New York
North America [Member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank US Holding Company
Head or principal office	Cherry Hill, New Jersey
North America [Member] | Epoch Investment Partners Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Epoch Investment Partners, Inc.
Head or principal office	New York, New York
North America [Member] | TD Bank USA National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank USA, National Association
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Bank National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank, National Association
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Equipment Finance Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Equipment Finance, Inc.
Head or principal office	Mt. Laurel, New Jersey
North America [Member] | TD Private Client Wealth LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Private Client Wealth LLC
Head or principal office	New York, New York
North America [Member] | TD Public Finance LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Public Finance LLC
Head or principal office	New York, New York
North America [Member] | TD Wealth Management Services Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Management Services Inc.
Head or principal office	Mt. Laurel, New Jersey
North America [Member] | TD Investment Services Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Investment Services Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 56
North America [Member] | TD Life Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Life Insurance Company
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 163
North America [Member] | TD Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Mortgage Corporation
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 13,231
North America [Member] | TD Pacific Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Pacific Mortgage Corporation
Head or principal office	Vancouver, British Columbia
North America [Member] | The Canada Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Canada Trust Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Securities Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 3,213
North America [Member] | TD Vermillion Holdings Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Vermillion Holdings Limited
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 23,714
North America [Member] | TD Financial International Ltd [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Financial International Ltd.
Head or principal office	Hamilton, Bermuda
North America [Member] | TD Reinsurance (Barbados) Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Reinsurance (Barbados) Inc.
Head or principal office	St. James, Barbados
International [member] | Cowen Malta Holdings Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Malta Holdings Limited
Head or principal office	Birkirkara, Malta
Carrying value of shares owned by the Bank	$ 27
International [member] | Cowen Insurance Company Ltd [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Insurance Company Ltd
Head or principal office	Birkirkara, Malta
International [member] | Ramius Enterprise Luxembourg Holdco Sarl [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Ramius Enterprise Luxembourg Holdco S.à.r.l.
Head or principal office	Luxembourg, Luxembourg
Carrying value of shares owned by the Bank	$ 247
International [member] | Cowen Reinsurance S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Reinsurance S.A.
Head or principal office	Luxembourg, Luxembourg
International [member] | TD Ireland Unlimited Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Ireland Unlimited Company
Head or principal office	Dublin, Ireland
Carrying value of shares owned by the Bank	$ 2,805
International [member] | TD Global Finance Unlimited Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Global Finance Unlimited Company
Head or principal office	Dublin, Ireland
International [member] | TD Securities (Japan) Co Ltd [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (Japan) Co. Ltd.
Head or principal office	Tokyo, Japan
Carrying value of shares owned by the Bank	$ 13
International [member] | Toronto Dominion Australia Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Australia Limited
Head or principal office	Sydney, Australia
Carrying value of shares owned by the Bank	$ 104
International [member] | TD Bank Europe Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank Europe Limited
Head or principal office	London, England
Carrying value of shares owned by the Bank	$ 1,407
International [member] | Toronto Dominion International Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion International Pte. Ltd.
Head or principal office	Singapore, Singapore
Carrying value of shares owned by the Bank	$ 6,812
International [member] | Cowen Execution Services Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Execution Services Limited
Head or principal office	London, England
International [member] | Toronto Dominion (South East Asia) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (South East Asia) Limited
Head or principal office	Singapore, Singapore
Carrying value of shares owned by the Bank	$ 1,643